CORNERCAP GROUP OF FUNDS

CORNERCAP SMALL-CAP VALUE FUND - INVESTOR SHARES

CORNERCAP LARGE/MID-CAP VALUE FUND

Supplement Dated May 31, 2017 to the Prospectus Dated July 29, 2016

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement dated May 31, 2017 to the Prospectus ("Prospectus") dated July 29, 2016 for the CornerCap Small-Cap Value Fund and the CornerCap Large/Mid-Cap Value Fund (each a "Fund," and together, the "Funds"), each a series of CornerCap Group of Funds, updates the Prospectus to include revised information concerning each Fund's investment policy as described below. Please keep this supplement for future reference.
CornerCap Small-Cap Value Fund
The first sentence of the first paragraph in the "Principal Investment Strategies" section of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Small-Cap Value Fund normally invests more than 80% of its net assets (including borrowings for investment, if any) in equity securities of small-cap U.S. companies.  The Adviser defines small-cap companies as those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $6.4 million to $10.8 billion as of March 31, 2017, and is expected to change frequently.

CornerCap Large/Mid-Cap Value Fund
The first two sentences of the first paragraph in the "Principal Investment Strategies" section of the Prospectus are hereby deleted in their entirety and replaced with the following:

 To meet its investment objective, the Large/Mid-Cap Value Fund typically invests 80% or more of its net assets in U.S. common stocks of  large-cap and mid-cap companies.  The Adviser defines large-cap and mid-cap companies to be those companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase that the Adviser believes are attractively valued relative to the market. The market capitalization range of the Russell 1000® Index was $205.1 million to $786.4 billion as of March 31, 2017, and is expected to change frequently.

This change in each Fund's investment policy will be effective on August 1, 2017.

CORNERCAP GROUP OF FUNDS

CORNERCAP SMALL-CAP VALUE FUND - INSTITUTIONAL SHARES

Supplement Dated May 31, 2017 to the Prospectus Dated July 29, 2016

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement dated May 31, 2017 to the Prospectus ("Prospectus") dated July 29, 2016 for the CornerCap Small-Cap Value Fund (the "Fund"), a series of CornerCap Group of Funds, updates the Prospectus to include revised information concerning the Fund's investment policy as described below. Please keep this supplement for future reference.
CornerCap Small-Cap Value Fund
The first sentence of the first paragraph in the "Principal Investment Strategies" section of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Small-Cap Value Fund normally invests more than 80% of its net assets (including borrowings for investment, if any) in equity securities of small-cap U.S. companies. The Adviser defines small-cap companies as those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $6.4 million to $10.8 billion as of March 31, 2017, and is expected to change frequently.

   This change in the Fund's investment policy will be effective on August 1, 2017.